UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00604

Washington Mutual Investors Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: April 30

Date of reporting period: October 31, 2017

Jennifer L. Butler

Washington Mutual Investors Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Washington Mutual Investors FundSM Semi-annual report for the six months ended October 31, 2017

We believe high-
conviction investing
and diverse
perspectives lead
to better results.

Washington Mutual Investors Fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2017 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	12.41%	12.15%	6.17%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.58% for Class A shares as of the prospectus dated July 1, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of November 30, 2017, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.65%.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

For the six months ended October 31, 2017, Washington Mutual Investors Fund reported a total return of 9.30%, which compares to the 9.10% gain of the unmanaged Standard & Poor’s 500 Composite Index (benchmark) and 7.72% for the Lipper Growth & Income Funds Index (peers).

Over the past six months, the fund paid two regular dividends totaling 39 cents a share. The fund also made a capital gains distribution of $1.05 a share in June 2017.

We’re pleased with the fund’s lifetime average annual total return of 11.89%. By contrast, the S&P 500 — a market capitalization-weighted index based on the results of approximately 500 widely held common stocks — had a 10.81% average annual total return over that same period of time. The fund outpaced the Lipper Growth & Income Funds Index, a peer group measure, over one-, five- and 10-year periods.

Results at a glance

For periods ended October 31, 2017, with all distributions reinvested.

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 7/31/52)

Washington Mutual Investors Fund (Class A shares)	9.30%	22.87%	14.07%	6.97%	11.89%
Standard & Poor’s 500 Composite Index[1]	9.10	23.63	15.18	7.51	10.81
Lipper Growth & Income Funds Index[2]	7.72	19.98	11.89	5.51	—	[3]

[1]	Source: S&P Dow Jones Indices LLC. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[2]	Source: Thomson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.
[3]	This index was not in existence as of the date the fund’s Class A shares became available; therefore, lifetime results are not shown.

Washington Mutual Investors Fund	1

The economy and markets

Stocks rose amid a brighter outlook for the global economy and better-than-expected corporate earnings. Several key market indexes repeatedly reached record highs over the past six months, despite increasing tensions with North Korea and a particularly destructive hurricane season.

The U.S. economy, as represented by real gross domestic product (GDP) growth, climbed 3.1% in the second quarter according to the Commerce Department’s Bureau of Economic Analysis. The increase was attributed to an uptick in consumer spending on goods and services as well as a surge in business investment, exports and federal government spending.

Partly offsetting these gains was a decline in housing investment and state and local government spending. As of early November, the GDP forecast for the third quarter was 3.0%. The Federal Reserve’s forecast for the fourth quarter, as of November 3, is 3.3%.

Swelling optimism over consumer demand and solid corporate earnings fueled information technology shares. Semiconductor companies rose in aggregate as mobile technology use continues to elevate semiconductor orders. Apple shares climbed as strong second-quarter earnings fueled investor confidence ahead of the next iPhone’s debut during the fourth quarter.

Rising interest rates helped drive financial stocks higher. Shares of banking giants Citigroup, JPMorgan Chase and Bank of America rose ahead of, and on, the Fed’s decision to begin reducing balance sheet holdings.

Supply disruptions in the Gulf of Mexico raised energy prices, which boosted energy stocks. ConocoPhillips shares rose approximately 15% when the company was able to quickly bring production back on line after Hurricane Harvey caused its facilities in Texas to close. Shares of ExxonMobil, Schlumberger and Occidental Petroleum also climbed.

Expanding economic activity and improving fundamentals are positioning companies for another solid quarter of earnings growth. According to FactSet, the number of companies issuing positive earnings guidance for the third quarter is the highest in nearly seven years. Also, despite several extreme weather-related disruptions across the U.S., earnings estimates have held relatively steady in recent weeks.

2	Washington Mutual Investors Fund

A look at the portfolio

Top contributors to the fund’s relative returns, by sector, were industrials, health care, consumer staples, materials, telecom and real estate. Detractors came from consumer discretionary, utilities, energy, information technology and financials.

Top fund contributors over the six-month period on a relative basis were Boeing, Microsoft, Royal Dutch Shell (Class B), Intel and Aetna. Among the fund’s most notable detractors for the period were Comcast (Class A), Schlumberger, NVIDIA, Enbridge, Merck and Apple.

Looking ahead

Our investment philosophy remains simple and constant: Invest with a long-term focus based on thorough research and attention to risk.

When we launched Washington Mutual Investors Fund in 1952, our goal was to produce income and an opportunity for growth with lower volatility over time. To help lower risk, we applied a strict set of eligibility rules for fund holdings. We believe that this strategy, combined with American Funds’ time-tested approach to investing, can continue to help investors pursue their long-term financial goals.

We would like to take this opportunity to welcome our new shareholders to the fund and to thank current investors for the trust and confidence they’ve placed in Washington Mutual Investors Fund.

We look forward to reporting back to you again in six months.

Cordially,

Alan N. Berro

Vice Chairman and President

Washington Mutual Investors Fund

December 8, 2017

For current information about the fund, visit americanfunds.com.

Washington Mutual Investors Fund	3

Summary investment portfolio October 31, 2017	unaudited

Industry sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Microsoft	6.16%
Home Depot	3.25
Boeing	2.77
Intel	2.70
Lockheed Martin	2.62
Comcast	2.41
Royal Dutch Shell	2.26
Johnson & Johnson	2.16
Verizon Communications	2.04
Coca-Cola	1.83

Common stocks 97.15%	Shares	Value (000)
Energy 9.44%
Chevron Corp.	13,679,394	$1,585,305
Enbridge Inc.	42,892,500	1,649,645
Pioneer Natural Resources Co.	3,710,000	555,276
Royal Dutch Shell PLC, Class A (ADR)	660,385	41,624
Royal Dutch Shell PLC, Class B (ADR)	33,028,550	2,158,746
Schlumberger Ltd.	22,845,800	1,462,131
Other securities		1,741,522
		9,194,249

Materials 4.66%
DowDuPont Inc.	23,348,372	1,688,321
Praxair, Inc.	6,472,100	945,703
Other securities		1,901,382
		4,535,406

Industrials 13.15%
Boeing Co.	10,441,400	2,693,672
Caterpillar Inc.	7,088,707	962,646
General Electric Co.	33,011,800	665,518
Johnson Controls International PLC	14,551,000	602,266
Lockheed Martin Corp.	8,292,897	2,555,539
Northrop Grumman Corp.	5,555,727	1,641,884

4	Washington Mutual Investors Fund

	Shares	Value (000)
Waste Management, Inc.	7,114,100	$584,566
Other securities		3,104,330
		12,810,421

Consumer discretionary 10.32%
Comcast Corp., Class A	65,160,578	2,347,736
Home Depot, Inc.	19,106,932	3,167,547
Newell Brands Inc.	18,311,800	746,755
Starbucks Corp.	13,793,600	756,441
VF Corp.	8,860,000	617,099
Other securities		2,414,236
		10,049,814

Consumer staples 6.40%
Coca-Cola Co.	38,657,200	1,777,458
Nestlé SA (ADR)	14,304,200	1,204,843
Procter & Gamble Co.	13,133,200	1,133,920
Other securities		2,117,674
		6,233,895

Health care 12.49%
AbbVie Inc.	10,202,150	920,744
Aetna Inc.	9,544,038	1,622,773
Bristol-Myers Squibb Co.	12,946,100	798,257
Humana Inc.	6,021,000	1,537,462
Johnson & Johnson	15,120,100	2,107,893
Merck & Co., Inc.	31,166,500	1,716,962
UnitedHealth Group Inc.	7,986,900	1,679,006
Other securities		1,786,210
		12,169,307

Financials 14.50%
BlackRock, Inc.	1,605,000	755,682
Capital One Financial Corp.	10,208,000	940,973
Chubb Ltd.	8,898,500	1,342,072
CME Group Inc., Class A	11,562,636	1,586,047
JPMorgan Chase & Co.	17,579,200	1,768,643
M&T Bank Corp.	3,900,000	650,403
Marsh & McLennan Companies, Inc.	17,146,599	1,387,674
PNC Financial Services Group, Inc.	9,231,800	1,262,818
Wells Fargo & Co.	27,932,100	1,568,108
Other securities		2,861,473
		14,123,893

Information technology 17.81%
Alphabet Inc., Class A1	810,200	836,969
Alphabet Inc., Class C1	350,850	356,688
Amphenol Corp., Class A	8,700,500	756,944
Analog Devices, Inc.	6,193,300	565,448
Apple Inc.	8,174,000	1,381,733
Broadcom Ltd.	4,675,499	1,233,911
Intel Corp.	57,744,900	2,626,816
Microsoft Corp.	72,168,500	6,002,976

Washington Mutual Investors Fund	5

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Visa Inc., Class A	6,046,400	$664,983
Other securities		2,922,522
		17,348,990

Telecommunication services 2.46%
Verizon Communications Inc.	41,428,400	1,983,178
Other securities		413,895
		2,397,073

Utilities 2.58%
Dominion Energy, Inc.	8,201,000	665,429
Sempra Energy	5,460,500	641,609
Other securities		1,209,606
		2,516,644

Real estate 0.56%
Other securities		542,102

Miscellaneous 2.78%
Other common stocks in initial period of acquisition		2,705,579

Total common stocks (cost: $60,290,580,000)		94,627,373

Short-term securities 2.90%	Principal amount (000)
Apple Inc. 1.16%–1.22% due 11/7/2017–1/3/2018[2]	$120,300	120,161
Chevron Corp. 1.22%–1.23% due 1/12/2018–1/16/2018[2]	80,000	79,802
Coca-Cola Co. 1.26% due 1/18/2018[2]	50,000	49,866
Federal Home Loan Bank 1.00%–1.10% due 11/1/2017–1/12/2018	1,299,450	1,298,557
Merck & Co. Inc. 1.13% due 11/14/2017[2]	67,600	67,571
Procter & Gamble Co. 1.22% due 1/25/2018[2]	15,700	15,655
Other securities		1,187,499

Total short-term securities (cost: $2,819,119,000)		2,819,111
Total investment securities 100.05% (cost: $63,109,699,000)		97,446,484
Other assets less liabilities (0.05)%		(44,139)

Net assets 100.00%		$97,402,345

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

6	Washington Mutual Investors Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the six months ended October 31, 2017, appear below.

	Beginning			Ending
	shares	Additions	Reductions	shares
Common stocks 0.00%
Health care 0.00%
Humana Inc.[3]	7,506,000	—	1,485,000	6,021,000

	Net	Net		Value of
	realized	unrealized	Dividend	affiliates at
	gain	depreciation	income	10/31/2017
	(000)	(000)	(000)	(000)
Common stocks 0.00%
Health care 0.00%
Humana Inc.[3]	$230,250	$(11,843)	$5,197	$—

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,015,321,000, which represented 1.04% of the net assets of the fund.
[3]	Unaffiliated issuer at 10/31/2017.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

Washington Mutual Investors Fund	7

Financial statements

Statement of assets and liabilities at October 31, 2017	unaudited (dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $63,109,699)		$97,446,484
Cash		461
Receivables for:
Sales of investments	$110,804
Sales of fund’s shares	75,272
Dividends	101,179	287,255
		97,734,200
Liabilities:
Payables for:
Purchases of investments	182,041
Repurchases of fund’s shares	96,323
Investment advisory services	19,127
Services provided by related parties	24,947
Board members’ deferred compensation	9,185
Other	232	331,855
Net assets at October 31, 2017		$97,402,345

Net assets consist of:
Capital paid in on shares of beneficial interest		$58,931,088
Undistributed net investment income		296,323
Undistributed net realized gain		3,838,149
Net unrealized appreciation		34,336,785
Net assets at October 31, 2017		$97,402,345

See Notes to Financial Statements

8	Washington Mutual Investors Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,148,974 total shares outstanding)

		Shares		Net asset
	Net assets	outstanding		value per share
Class A	$56,142,745	1,237,615		$45.36
Class C	1,643,762	36,705		44.78
Class T	11	—	*	45.37
Class F-1	2,821,772	62,428		45.20
Class F-2	10,200,273	224,990		45.34
Class F-3	1,651,026	36,400		45.36
Class 529-A	2,076,384	45,870		45.27
Class 529-C	485,841	10,816		44.92
Class 529-E	103,393	2,297		45.01
Class 529-T	11	—	*	45.37
Class 529-F-1	138,730	3,071		45.17
Class R-1	95,772	2,134		44.88
Class R-2	742,662	16,605		44.73
Class R-2E	47,562	1,053		45.17
Class R-3	1,977,905	43,967		44.99
Class R-4	2,911,108	64,495		45.14
Class R-5E	745	16		45.33
Class R-5	2,086,204	46,001		45.35
Class R-6	14,276,439	314,511		45.39

*	Amount less than one thousand.

See Notes to Financial Statements

Washington Mutual Investors Fund	9

Statement of operations	unaudited
for the six months ended October 31, 2017	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $7,064; also includes $5,197 from affiliates)	$1,210,300
Interest	20,071	$1,230,371
Fees and expenses*:
Investment advisory services	109,723
Distribution services	94,481
Transfer agent services	34,614
Administrative services	12,506
Reports to shareholders	1,306
Registration statement and prospectus	1,418
Board members’ compensation	1,865
Auditing and legal	194
Custodian	599
Other	979	257,685
Net investment income		972,686

Net realized gain and unrealized appreciation:
Net realized gain on:
Investments:
Unaffiliated issuers	3,640,577
Affiliated issuers	230,250
Currency transactions	240	3,871,067
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	3,551,255
Affiliated issuers	(11,843)	3,539,412
Net realized gain and unrealized appreciation		7,410,479

Net increase in net assets resulting from operations		$8,383,165

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

10	Washington Mutual Investors Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	October 31,	April 30,
	2017*	2017

Operations:
Net investment income	$972,686	$1,640,651
Net realized gain	3,871,067	3,342,364
Net unrealized appreciation	3,539,412	7,478,527
Net increase in net assets resulting from operations	8,383,165	12,461,542

Dividends and distributions paid to shareholders:
Dividends from net investment income	(841,437)	(1,613,391)
Distributions from net realized gain on investments	(2,205,251)	(3,662,644)
Total dividends and distributions paid to shareholders	(3,046,688)	(5,276,035)

Net capital share transactions	1,795,927	4,638,201

Total increase in net assets	7,132,404	11,823,708

Net assets:
Beginning of period	90,269,941	78,446,233
End of period (including undistributed net investment income: $296,323 and $165,094, respectively)	$97,402,345	$90,269,941

*	Unaudited.

See Notes to Financial Statements

Washington Mutual Investors Fund	11

Notes to financial statements	unaudited

1. Organization

Washington Mutual Investors Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge1)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[2]
Class 529-E	None	None	None
Classes T and 529-T3	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
[1]	18 months for shares purchased on or after August 14, 2017.
[2]	Effective December 1, 2017.
[3]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	Washington Mutual Investors Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Washington Mutual Investors Fund	13

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update

14	Washington Mutual Investors Fund

the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of October 31, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$9,194,249	$—	$—	$9,194,249
Materials	4,535,406	—	—	4,535,406
Industrials	12,810,421	—	—	12,810,421
Consumer discretionary	10,049,814	—	—	10,049,814
Consumer staples	6,233,895	—	—	6,233,895
Health care	12,169,307	—	—	12,169,307
Financials	14,123,893	—	—	14,123,893
Information technology	17,348,990	—	—	17,348,990
Telecommunication services	2,397,073	—	—	2,397,073
Utilities	2,516,644	—	—	2,516,644
Real estate	542,102	—	—	542,102
Miscellaneous	2,705,579	—	—	2,705,579
Short-term securities	—	2,819,111	—	2,819,111
Total	$94,627,373	$2,819,111	$—	$97,446,484

Washington Mutual Investors Fund	15

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

16	Washington Mutual Investors Fund

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2013 and by state tax authorities for tax years before 2012.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of April 30, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$173,186
Undistributed long-term capital gains	2,204,428

As of October 31, 2017, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$35,932,971
Gross unrealized depreciation on investments	(1,044,617)
Net unrealized appreciation on investments	34,888,354
Cost of investments	62,558,130

Washington Mutual Investors Fund	17

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended October 31, 2017						Year ended April 30, 2017
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class A	$485,996		$1,301,439		$1,787,435		$995,600	$2,260,184	$3,255,784
Class B1	—		—		—		297	1,081	1,378
Class C	8,133		39,671		47,804		18,386	70,570	88,956
Class T2	—	[3]	—	[3]	—	[3]
Class F-1	24,866		72,087		96,953		55,066	130,757	185,823
Class F-2	90,895		217,572		308,467		161,393	350,403	511,796
Class F-3[4]	13,594		27,742		41,336		204	—	204
Class 529-A	17,151		48,202		65,353		34,117	80,804	114,921
Class 529-B1	—		—		—		43	175	218
Class 529-C	2,260		11,493		13,753		4,900	19,720	24,620
Class 529-E	744		2,440		3,184		1,517	4,110	5,627
Class 529-T2	—	[3]	—	[3]	—	[3]
Class 529-F-1	1,274		3,108		4,382		2,398	5,104	7,502
Class R-1	458		2,262		2,720		1,069	4,105	5,174
Class R-2	3,701		18,015		21,716		8,251	31,871	40,122
Class R-2E	239		793		1,032		230	708	938
Class R-3	13,798		46,131		59,929		28,661	80,038	108,699
Class R-4	25,248		69,290		94,538		46,079	108,618	154,697
Class R-5E	5		11		16		1	3	4
Class R-5	20,976		51,572		72,548		43,308	88,310	131,618
Class R-6	132,099		293,423		425,522		211,871	426,083	637,954
Total	$841,437		$2,205,251		$3,046,688		$1,613,391	$3,662,644	$5,276,035

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.342% on the first $3 billion of

18	Washington Mutual Investors Fund

daily net assets and decreasing to 0.2115% on such assets in excess of $116 billion. For the six months ended October 31, 2017, the investment advisory services fee was $109,723,000, which was equivalent to an annualized rate of 0.233% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Washington Mutual Investors Fund	19

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended October 31, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$65,900	$21,814		$2,756		Not applicable
Class B1	—	—		Not applicable		Not applicable
Class C	8,198	652		411		Not applicable
Class T2	—	—	[3]	—	[3]	Not applicable
Class F-1	3,674	1,891		735		Not applicable
Class F-2	Not applicable	4,613		2,397		Not applicable
Class F-3	Not applicable	32		310		Not applicable
Class 529-A	2,269	681		509		$689
Class 529-B1	—	—		—		—
Class 529-C	2,366	172		120		162
Class 529-E	252	19		25		34
Class 529-T2	—	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	44		33		45
Class R-1	470	46		24		Not applicable
Class R-2	2,754	1,282		185		Not applicable
Class R-2E	113	35		9		Not applicable
Class R-3	4,864	1,434		488		Not applicable
Class R-4	3,621	1,359		725		Not applicable
Class R-5E	Not applicable	—	[3]	—	[3]	Not applicable
Class R-5	Not applicable	521		524		Not applicable
Class R-6	Not applicable	19		3,255		Not applicable
Total class-specific expenses	$94,481	$34,614		$12,506		$930

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.

20	Washington Mutual Investors Fund

Board members’ deferred compensation — Board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Board members’ compensation of $1,865,000 in the fund’s statement of operations reflects $1,004,000 in current fees (either paid in cash or deferred) and a net increase of $861,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund has purchased from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended October 31, 2017, the fund engaged in such purchase and sale transactions with related funds in the amounts of $586,217,000 and $850,253,000, respectively.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended October 31, 2017.

Washington Mutual Investors Fund	21

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of						Net (decrease)
	Sales[1]		dividends and distributions				Repurchases[1]		increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended October 31, 2017

Class A	$1,161,629	26,660	$1,748,319		40,754		$(3,845,311)	(88,344)	$(935,363)	(20,930)
Class B2	—	—	—		—		(1)	— [3]	(1)	— [3]
Class C	91,552	2,129	47,264		1,116		(229,205)	(5,336)	(90,389)	(2,091)
Class T	—	—	—		—		—	—	—	—
Class F-1	198,058	4,563	95,404		2,232		(630,763)	(14,529)	(337,301)	(7,734)
Class F-2	1,930,361	44,364	301,101		7,021		(2,043,597)	(47,185)	187,865	4,200
Class F-3	1,391,870	32,228	40,428		942		(111,779)	(2,564)	1,320,519	30,606
Class 529-A	74,220	1,707	65,333		1,526		(159,300)	(3,672)	(19,747)	(439)
Class 529-B2	—	—	—		—		(1)	— [3]	(1)	— [3]
Class 529-C	18,458	428	13,751		324		(43,193)	(1,004)	(10,984)	(252)
Class 529-E	3,522	81	3,184		75		(8,901)	(206)	(2,195)	(50)
Class 529-T	—	—	—	[3]	—	[3]	—	—	— [3]	— [3]
Class 529-F-1	12,848	297	4,382		102		(11,910)	(275)	5,320	124
Class R-1	7,440	171	2,707		64		(12,110)	(281)	(1,963)	(46)
Class R-2	68,574	1,593	21,669		512		(124,701)	(2,902)	(34,458)	(797)
Class R-2E	16,327	374	1,032		24		(2,996)	(68)	14,363	330
Class R-3	201,694	4,694	59,905		1,408		(282,995)	(6,554)	(21,396)	(452)
Class R-4	493,052	11,390	94,489		2,213		(521,458)	(11,977)	66,083	1,626
Class R-5E	415	10	15		—	[3]	(126)	(3)	304	7
Class R-5	117,185	2,688	72,413		1,689		(354,421)	(8,222)	(164,823)	(3,845)
Class R-6	2,060,979	47,425	425,189		9,902		(666,074)	(15,278)	1,820,094	42,049
Total net increase (decrease)	$7,848,184	180,802	$2,996,585		69,904		$(9,048,842)	(208,400)	$1,795,927	42,306

22	Washington Mutual Investors Fund

				Reinvestments of					Net increase
	Sales[1]			dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended April 30, 2017

Class A	$3,373,188	81,653		$3,177,442	77,057		$(7,766,870)	(188,128)	$(1,216,240)	(29,418)
Class B	607	15		1,366	34		(68,655)	(1,664)	(66,682)	(1,615)
Class C	290,517	7,122		87,729	2,150		(460,643)	(11,267)	(82,397)	(1,995)
Class T4	10	—	[3]	—	—		—	—	10	— [3]
Class F-1	522,739	12,706		182,228	4,434		(859,613)	(20,796)	(154,646)	(3,656)
Class F-2	4,090,455	99,156		498,671	12,093		(1,876,626)	(45,381)	2,712,500	65,868
Class F-3[5]	248,431	5,831		197	4		(1,754)	(41)	246,874	5,794
Class 529-A	181,882	4,413		114,888	2,791		(262,742)	(6,386)	34,028	818
Class 529-B	183	5		218	5		(12,040)	(292)	(11,639)	(282)
Class 529-C	43,067	1,054		24,605	601		(78,618)	(1,922)	(10,946)	(267)
Class 529-E	8,883	217		5,626	138		(14,589)	(357)	(80)	(2)
Class 529-T4	10	—	[3]	—	—		—	—	10	— [3]
Class 529-F-1	24,892	603		7,499	183		(25,868)	(630)	6,523	156
Class R-1	15,844	388		5,163	127		(28,942)	(708)	(7,935)	(193)
Class R-2	165,589	4,053		40,054	983		(248,436)	(6,094)	(42,793)	(1,058)
Class R-2E	22,404	540		938	23		(2,082)	(50)	21,260	513
Class R-3	384,984	9,390		108,620	2,653		(526,958)	(12,845)	(33,354)	(802)
Class R-4	652,934	15,885		154,669	3,768		(641,447)	(15,616)	166,156	4,037
Class R-5E	459	11		4	—	[3]	(74)	(2)	389	9
Class R-5	487,126	11,786		131,537	3,192		(598,176)	(14,639)	20,487	339
Class R-6	3,664,443	89,105		637,388	15,445		(1,245,155)	(30,056)	3,056,676	74,494
Total net increase (decrease)	$14,178,647	343,933		$5,178,842	125,681		$(14,719,288)	(356,874)	$4,638,201	112,740

[1]	Includes exchanges between share classes of the fund.
[2]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[3]	Amount less than one thousand.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $13,685,798,000 and $12,382,808,000, respectively, during the six months ended October 31, 2017.

Washington Mutual Investors Fund	23

Financial highlights

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
10/31/2017[3,4]	$42.89	$.45	$3.46	$3.91
4/30/2017	39.38	.80	5.33	6.13
4/30/2016	41.23	.80	(.24)	.56
4/30/2015	40.40	.83	2.89	3.72
4/30/2014	35.08	.79	6.18	6.97
4/30/2013	30.61	.73	4.47	5.20
Class C:
10/31/2017[3,4]	42.36	.27	3.42	3.69
4/30/2017	38.92	.47	5.27	5.74
4/30/2016	40.77	.48	(.24)	.24
4/30/2015	39.99	.50	2.83	3.33
4/30/2014	34.74	.48	6.12	6.60
4/30/2013	30.31	.48	4.43	4.91
Class T:
10/31/2017[3,4]	42.89	.49	3.47	3.96
4/30/2017[3,9]	42.53	.01	.35	.36
Class F-1:
10/31/2017[3,4]	42.74	.43	3.45	3.88
4/30/2017	39.25	.76	5.32	6.08
4/30/2016	41.10	.76	(.23)	.53
4/30/2015	40.28	.81	2.85	3.66
4/30/2014	34.99	.75	6.16	6.91
4/30/2013	30.53	.71	4.47	5.18
Class F-2:
10/31/2017[3,4]	42.86	.49	3.47	3.96
4/30/2017	39.36	.87	5.33	6.20
4/30/2016	41.21	.86	(.23)	.63
4/30/2015	40.39	.89	2.90	3.79
4/30/2014	35.08	.86	6.18	7.04
4/30/2013	30.60	.79	4.49	5.28
Class F-3:
10/31/2017[3,4]	42.88	.45	3.53	3.98
4/30/2017[3,10]	41.86	.15	1.10	1.25

24	Washington Mutual Investors Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.39)	$(1.05)	$(1.44)	$45.36	9.30%[5]		$56,143		.57%[6]		2.05%[6]
(.79)	(1.83)	(2.62)	42.89	15.91		53,976		.58		1.95
(.82)	(1.59)	(2.41)	39.38	1.62		50,717		.58		2.02
(.85)	(2.04)	(2.89)	41.23	9.28		52,547		.58		2.01
(.86)	(.79)	(1.65)	40.40	20.16		50,626		.60		2.07
(.73)	—	(.73)	35.08	17.28		44,142		.62		2.32

(.22)	(1.05)	(1.27)	44.78	8.87	[5]	1,644		1.37	[6]	1.26	[6]
(.47)	(1.83)	(2.30)	42.36	14.99		1,643		1.38		1.15
(.50)	(1.59)	(2.09)	38.92	.82		1,588		1.38		1.23
(.51)	(2.04)	(2.55)	40.77	8.39		1,708		1.38		1.21
(.56)	(.79)	(1.35)	39.99	19.19		1,771		1.39		1.27
(.48)	—	(.48)	34.74	16.39		1,757		1.42		1.53

(.43)	(1.05)	(1.48)	45.37	9.45	[5,7]	—	[8]	.37	[6,7]	2.25	[6,7]
—	—	—	42.89	.85	[5,7]	—	[8]	.02	[5,7]	.03	[5,7]

(.37)	(1.05)	(1.42)	45.20	9.26	[5]	2,822		.67	[6]	1.97	[6]
(.76)	(1.83)	(2.59)	42.74	15.81		2,999		.67		1.86
(.79)	(1.59)	(2.38)	39.25	1.55		2,897		.66		1.94
(.80)	(2.04)	(2.84)	41.10	9.18		2,908		.66		1.95
(.83)	(.79)	(1.62)	40.28	20.05		3,831		.67		1.99
(.72)	—	(.72)	34.99	17.25		3,004		.66		2.27

(.43)	(1.05)	(1.48)	45.34	9.43	[5]	10,200		.39	[6]	2.23	[6]
(.87)	(1.83)	(2.70)	42.86	16.10		9,463		.41		2.10
(.89)	(1.59)	(2.48)	39.36	1.81		6,097		.41		2.19
(.93)	(2.04)	(2.97)	41.21	9.48		5,352		.40		2.14
(.94)	(.79)	(1.73)	40.39	20.38		2,077		.41		2.26
(.80)	—	(.80)	35.08	17.57		1,387		.41		2.51

(.45)	(1.05)	(1.50)	45.36	9.49	[5]	1,651		.30	[6]	2.05	[6]
(.23)	—	(.23)	42.88	2.98	[5]	249		.08	[5]	.35	[5]

See end of table for footnotes.

Washington Mutual Investors Fund	25

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
10/31/2017[3,4]	$42.80	$.43	$3.46	$3.89
4/30/2017	39.30	.77	5.32	6.09
4/30/2016	41.15	.76	(.24)	.52
4/30/2015	40.33	.79	2.88	3.67
4/30/2014	35.03	.75	6.17	6.92
4/30/2013	30.56	.70	4.47	5.17
Class 529-C:
10/31/2017[3,4]	42.48	.26	3.44	3.70
4/30/2017	39.03	.45	5.27	5.72
4/30/2016	40.88	.45	(.23)	.22
4/30/2015	40.09	.47	2.85	3.32
4/30/2014	34.83	.45	6.14	6.59
4/30/2013	30.39	.45	4.45	4.90
Class 529-E:
10/31/2017[3,4]	42.57	.38	3.43	3.81
4/30/2017	39.10	.66	5.30	5.96
4/30/2016	40.95	.66	(.24)	.42
4/30/2015	40.15	.69	2.86	3.55
4/30/2014	34.88	.65	6.14	6.79
4/30/2013	30.44	.62	4.44	5.06
Class 529-T:
10/31/2017[3,4]	42.89	.48	3.47	3.95
4/30/2017[3,9]	42.53	.01	.35	.36
Class 529-F-1:
10/31/2017[3,4]	42.71	.48	3.45	3.93
4/30/2017	39.23	.85	5.31	6.16
4/30/2016	41.08	.84	(.23)	.61
4/30/2015	40.27	.88	2.87	3.75
4/30/2014	34.98	.83	6.16	6.99
4/30/2013	30.51	.77	4.47	5.24
Class R-1:
10/31/2017[3,4]	42.45	.27	3.42	3.69
4/30/2017	39.00	.46	5.28	5.74
4/30/2016	40.85	.47	(.23)	.24
4/30/2015	40.06	.50	2.85	3.35
4/30/2014	34.81	.48	6.12	6.60
4/30/2013	30.37	.48	4.45	4.93

26	Washington Mutual Investors Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.37)	$(1.05)	$(1.42)	$45.27	9.28%[5]		$2,076		.65%[6]		1.97%[6]
(.76)	(1.83)	(2.59)	42.80	15.82		1,982		.66		1.86
(.78)	(1.59)	(2.37)	39.30	1.52		1,788		.68		1.93
(.81)	(2.04)	(2.85)	41.15	9.17		1,839		.68		1.91
(.83)	(.79)	(1.62)	40.33	20.03		1,731		.69		1.97
(.70)	—	(.70)	35.03	17.21		1,465		.71		2.23

(.21)	(1.05)	(1.26)	44.92	8.87	[5]	486		1.42	[6]	1.20	[6]
(.44)	(1.83)	(2.27)	42.48	14.91		470		1.43		1.10
(.48)	(1.59)	(2.07)	39.03	.74		442		1.45		1.15
(.49)	(2.04)	(2.53)	40.88	8.33		464		1.45		1.14
(.54)	(.79)	(1.33)	40.09	19.11		447		1.47		1.20
(.46)	—	(.46)	34.83	16.31		390		1.49		1.45

(.32)	(1.05)	(1.37)	45.01	9.14	[5]	103		.89	[6]	1.73	[6]
(.66)	(1.83)	(2.49)	42.57	15.54		100		.90		1.62
(.68)	(1.59)	(2.27)	39.10	1.29		92		.92		1.68
(.71)	(2.04)	(2.75)	40.95	8.90		95		.92		1.66
(.73)	(.79)	(1.52)	40.15	19.73		91		.94		1.72
(.62)	—	(.62)	34.88	16.89		77		.96		1.97

(.42)	(1.05)	(1.47)	45.37	9.42	[5,7]	—	[8]	.43	[6,7]	2.18	[6,7]
—	—	—	42.89	.85	[5,7]	—	[8]	.03	[5,7]	.02	[5,7]

(.42)	(1.05)	(1.47)	45.17	9.41	[5]	139		.43	[6]	2.18	[6]
(.85)	(1.83)	(2.68)	42.71	16.06		126		.44		2.08
(.87)	(1.59)	(2.46)	39.23	1.76		110		.46		2.15
(.90)	(2.04)	(2.94)	41.08	9.40		108		.45		2.13
(.91)	(.79)	(1.70)	40.27	20.29		100		.47		2.19
(.77)	—	(.77)	34.98	17.49		81		.49		2.45

(.21)	(1.05)	(1.26)	44.88	8.87	[5]	96		1.39	[6]	1.23	[6]
(.46)	(1.83)	(2.29)	42.45	14.98		93		1.39		1.14
(.50)	(1.59)	(2.09)	39.00	.81		93		1.39		1.22
(.52)	(2.04)	(2.56)	40.85	8.41		101		1.38		1.21
(.56)	(.79)	(1.35)	40.06	19.18		100		1.39		1.27
(.49)	—	(.49)	34.81	16.42		88		1.40		1.54

See end of table for footnotes.

Washington Mutual Investors Fund	27

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations

Class R-2:
10/31/2017[3,4]	$42.31	$.27	$3.42	$3.69
4/30/2017	38.88	.46	5.26	5.72
4/30/2016	40.73	.49	(.23)	.26
4/30/2015	39.95	.51	2.84	3.35
4/30/2014	34.71	.49	6.12	6.61
4/30/2013	30.30	.49	4.42	4.91
Class R-2E:
10/31/2017[3,4]	42.71	.32	3.48	3.80
4/30/2017	39.26	.55	5.33	5.88
4/30/2016	41.18	.52	(.07)	.45
4/30/2015[3,11]	42.40	.51	1.01	1.52
Class R-3:
10/31/2017[3,4]	42.54	.37	3.44	3.81
4/30/2017	39.08	.65	5.28	5.93
4/30/2016	40.94	.65	(.25)	.40
4/30/2015	40.14	.68	2.86	3.54
4/30/2014	34.87	.65	6.14	6.79
4/30/2013	30.43	.62	4.45	5.07
Class R-4:
10/31/2017[3,4]	42.68	.43	3.46	3.89
4/30/2017	39.20	.77	5.31	6.08
4/30/2016	41.06	.77	(.25)	.52
4/30/2015	40.25	.81	2.86	3.67
4/30/2014	34.96	.76	6.16	6.92
4/30/2013	30.50	.71	4.47	5.18
Class R-5E:
10/31/2017[3,4]	42.86	.46	3.48	3.94
4/30/2017	39.36	.75	5.42	6.17
4/30/2016[3,12]	41.13	.33	(.03)	.30
Class R-5:
10/31/2017[3,4]	42.87	.50	3.47	3.97
4/30/2017	39.37	.90	5.32	6.22
4/30/2016	41.22	.89	(.24)	.65
4/30/2015	40.39	.93	2.89	3.82
4/30/2014	35.08	.88	6.17	7.05
4/30/2013	30.60	.81	4.48	5.29

28	Washington Mutual Investors Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.22)	$(1.05)	$(1.27)	$44.73	8.88%[5]		$743		1.38%[6]		1.24%[6]
(.46)	(1.83)	(2.29)	42.31	14.97		736		1.39		1.13
(.52)	(1.59)	(2.11)	38.88	.85		718		1.36		1.25
(.53)	(2.04)	(2.57)	40.73	8.46		803		1.34		1.25
(.58)	(.79)	(1.37)	39.95	19.26		808		1.35		1.32
(.50)	—	(.50)	34.71	16.39		753		1.37		1.57

(.29)	(1.05)	(1.34)	45.17	9.07	[5]	47		1.08	[6]	1.46	[6]
(.60)	(1.83)	(2.43)	42.71	15.27		31		1.10		1.35
(.78)	(1.59)	(2.37)	39.26	1.35		8		1.01		1.40
(.70)	(2.04)	(2.74)	41.18	3.63	[5,7]	—	[8]	.64	[6,7]	1.84	[6,7]

(.31)	(1.05)	(1.36)	44.99	9.14	[5]	1,978		.94	[6]	1.68	[6]
(.64)	(1.83)	(2.47)	42.54	15.49		1,890		.95		1.58
(.67)	(1.59)	(2.26)	39.08	1.23		1,767		.95		1.66
(.70)	(2.04)	(2.74)	40.94	8.89		1,937		.94		1.65
(.73)	(.79)	(1.52)	40.14	19.73		1,857		.95		1.71
(.63)	—	(.63)	34.87	16.90		1,647		.97		1.97

(.38)	(1.05)	(1.43)	45.14	9.30	[5]	2,911		.64	[6]	1.97	[6]
(.77)	(1.83)	(2.60)	42.68	15.83		2,683		.64		1.88
(.79)	(1.59)	(2.38)	39.20	1.54		2,306		.65		1.96
(.82)	(2.04)	(2.86)	41.06	9.22		2,283		.64		1.95
(.84)	(.79)	(1.63)	40.25	20.09		2,139		.65		2.02
(.72)	—	(.72)	34.96	17.28		1,823		.65		2.28

(.42)	(1.05)	(1.47)	45.33	9.39	[5]	1		.44	[6]	2.08	[6]
(.84)	(1.83)	(2.67)	42.86	16.04		—	[8]	.48		1.82
(.48)	(1.59)	(2.07)	39.36	.97	[5]	—	[8]	.22	[5]	.87	[5]

(.44)	(1.05)	(1.49)	45.35	9.46	[5]	2,086		.34	[6]	2.29	[6]
(.89)	(1.83)	(2.72)	42.87	16.16		2,137		.35		2.18
(.91)	(1.59)	(2.50)	39.37	1.87		1,949		.35		2.26
(.95)	(2.04)	(2.99)	41.22	9.55		1,998		.34		2.24
(.95)	(.79)	(1.74)	40.39	20.43		1,893		.35		2.32
(.81)	—	(.81)	35.08	17.63		1,504		.35		2.57

See end of table for footnotes.

Washington Mutual Investors Fund	29

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
10/31/2017[3,4]	$42.91	$.50	$3.48	$3.98
4/30/2017	39.40	.91	5.34	6.25
4/30/2016	41.25	.90	(.23)	.67
4/30/2015	40.42	.95	2.89	3.84
4/30/2014	35.10	.90	6.18	7.08
4/30/2013	30.62	.82	4.49	5.31

	Six months ended	Year ended April 30
	October 31, 2017[3,4,5]	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	14%	21%	30%	24%	19%	22%

See Notes to Financial Statements

30	Washington Mutual Investors Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets

$(.45)	$(1.05)	$(1.50)	$45.39	9.48%[5]	$14,276	.30%[6]	2.29%[6]
(.91)	(1.83)	(2.74)	42.91	16.23	11,692	.30	2.21
(.93)	(1.59)	(2.52)	39.40	1.91	7,800	.30	2.30
(.97)	(2.04)	(3.01)	41.25	9.59	6,301	.30	2.28
(.97)	(.79)	(1.76)	40.42	20.51	4,581	.30	2.36
(.83)	—	(.83)	35.10	17.68	2,943	.30	2.61

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T and 529-T shares began investment operations on April 7, 2017.
[10]	Class F-3 shares began investment operations on January 27, 2017.
[11]	Class R-2E shares began investment operations on August 29, 2014.
[12]	Class R-5E shares began investment operations on November 20, 2015.

Washington Mutual Investors Fund	31

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2017, through October 31, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

32	Washington Mutual Investors Fund

	Beginning account value 5/1/2017	Ending account value 10/31/2017	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,093.04	$3.01	.57%
Class A – assumed 5% return	1,000.00	1,022.33	2.91	.57
Class C – actual return	1,000.00	1,088.69	7.21	1.37
Class C – assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class T – actual return	1,000.00	1,094.46	1.95	.37
Class T – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class F-1 – actual return	1,000.00	1,092.62	3.53	.67
Class F-1 – assumed 5% return	1,000.00	1,021.83	3.41	.67
Class F-2 – actual return	1,000.00	1,094.33	2.06	.39
Class F-2 – assumed 5% return	1,000.00	1,023.24	1.99	.39
Class F-3 – actual return	1,000.00	1,094.90	1.58	.30
Class F-3 – assumed 5% return	1,000.00	1,023.69	1.53	.30
Class 529-A – actual return	1,000.00	1,092.82	3.43	.65
Class 529-A – assumed 5% return	1,000.00	1,021.93	3.31	.65
Class 529-C – actual return	1,000.00	1,088.68	7.48	1.42
Class 529-C – assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class 529-E – actual return	1,000.00	1,091.36	4.69	.89
Class 529-E – assumed 5% return	1,000.00	1,020.72	4.53	.89
Class 529-T – actual return	1,000.00	1,094.19	2.27	.43
Class 529-T – assumed 5% return	1,000.00	1,023.04	2.19	.43
Class 529-F-1 – actual return	1,000.00	1,094.06	2.27	.43
Class 529-F-1 – assumed 5% return	1,000.00	1,023.04	2.19	.43
Class R-1 – actual return	1,000.00	1,088.70	7.32	1.39
Class R-1 – assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class R-2 – actual return	1,000.00	1,088.77	7.27	1.38
Class R-2 – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class R-2E – actual return	1,000.00	1,090.67	5.69	1.08
Class R-2E – assumed 5% return	1,000.00	1,019.76	5.50	1.08
Class R-3 – actual return	1,000.00	1,091.37	4.96	.94
Class R-3 – assumed 5% return	1,000.00	1,020.47	4.79	.94
Class R-4 – actual return	1,000.00	1,093.02	3.38	.64
Class R-4 – assumed 5% return	1,000.00	1,021.98	3.26	.64
Class R-5E – actual return	1,000.00	1,093.95	2.32	.44
Class R-5E – assumed 5% return	1,000.00	1,022.99	2.24	.44
Class R-5 – actual return	1,000.00	1,094.61	1.80	.34
Class R-5 – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class R-6 – actual return	1,000.00	1,094.81	1.58	.30
Class R-6 – assumed 5% return	1,000.00	1,023.69	1.53	.30

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Washington Mutual Investors Fund	33

Approval of Investment Advisory and Service Agreement

Washington Mutual Investors Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through August 31, 2018. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through December 31, 2016. This report, including the letter to shareholders and related disclosures, contains certain information about the

34	Washington Mutual Investors Fund

fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Growth & Income Funds Index, and the S&P 500 Index. They noted that the investment results of the fund generally compared favorably to the results of these indexes for the lifetime period, 20-year period and 10-year period, and were mixed for shorter periods. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Growth & Income Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

Washington Mutual Investors Fund	35

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

36	Washington Mutual Investors Fund

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Washington Mutual Investors Fund	43

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Dechert LLP

1900 K Street, NW
Washington, DC 20006-1110

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	Washington Mutual Investors Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete October 31, 2017, portfolio of Washington Mutual Investors Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Washington Mutual Investors Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Washington Mutual Investors Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2017 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Washington Mutual Investors FundSM

Investment portfolio

October 31, 2017

unaudited

Common stocks 97.15% Energy 9.44%	Shares	Value (000)
Cabot Oil & Gas Corp.	12,279,200	$340,134
Chevron Corp.	13,679,394	1,585,305
ConocoPhillips	8,635,300	441,695
Enbridge Inc.	42,892,500	1,649,645
EOG Resources, Inc.	3,186,800	318,266
Exxon Mobil Corp.	145,000	12,086
Halliburton Co.	11,510,100	491,942
Noble Energy, Inc.	4,930,000	137,399
Pioneer Natural Resources Co.	3,710,000	555,276
Royal Dutch Shell PLC, Class A (ADR)	660,385	41,624
Royal Dutch Shell PLC, Class B (ADR)	33,028,550	2,158,746
Schlumberger Ltd.	22,845,800	1,462,131
		9,194,249
Materials 4.66%
Air Products and Chemicals, Inc.	1,790,000	285,380
DowDuPont Inc.	23,348,372	1,688,321
International Flavors & Fragrances Inc.	1,115,800	164,491
LyondellBasell Industries NV	2,500,000	258,825
Monsanto Co.	3,928,100	475,693
Nucor Corp.	5,990,400	346,425
Potash Corp. of Saskatchewan Inc.	2,443,600	47,577
Praxair, Inc.	6,472,100	945,703
Rio Tinto PLC (ADR)	1,216,800	58,321
WestRock Co.	4,315,500	264,670
		4,535,406
Industrials 13.15%
Boeing Co.	10,441,400	2,693,672
C.H. Robinson Worldwide, Inc.	2,854,149	224,136
Caterpillar Inc.	7,088,707	962,646
Cummins Inc.	400,000	70,752
Deere & Co.	2,237,900	297,372
General Dynamics Corp.	1,128,400	229,043
General Electric Co.	33,011,800	665,518
Honeywell International Inc.	1,254,300	180,820
IDEX Corp.	329,800	42,284
Ingersoll-Rand PLC	4,000,000	354,400
Johnson Controls International PLC	14,551,000	602,266
Lockheed Martin Corp.	8,292,897	2,555,539
Norfolk Southern Corp.	2,603,800	342,191
Northrop Grumman Corp.	5,555,727	1,641,884
PACCAR Inc.	5,600,000	401,688
Parker-Hannifin Corp.	600,000	109,566
Republic Services, Inc.	1,500,000	97,605
Rockwell Automation	950,000	190,779
Rockwell Collins, Inc.	1,963,600	266,264

Washington Mutual Investors Fund — Page 1 of 5

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Union Pacific Corp.	2,568,700	$297,430
Waste Management, Inc.	7,114,100	584,566
		12,810,421
Consumer discretionary 10.32%
Advance Auto Parts, Inc.	281,161	22,982
Carnival Corp., units	985,800	65,447
CBS Corp., Class B	7,704,100	432,354
Cinemark Holdings, Inc.	5,700,000	207,138
Comcast Corp., Class A	65,160,578	2,347,736
Dollar General Corp.	2,409,400	194,776
General Motors Co.	7,065,000	303,654
Home Depot, Inc.	19,106,932	3,167,547
McDonald’s Corp.	1,635,000	272,898
Newell Brands Inc.	18,311,800	746,755
Priceline Group Inc.1	189,100	361,552
Starbucks Corp.	13,793,600	756,441
Twenty-First Century Fox, Inc., Class A	7,019,100	183,549
VF Corp.	8,860,000	617,099
Viacom Inc., Class B	3,017,421	72,509
Walt Disney Co.	1,444,600	141,296
Whirlpool Corp.	329,700	54,048
Wynn Resorts, Ltd.	691,800	102,033
		10,049,814
Consumer staples 6.40%
Coca-Cola Co.	38,657,200	1,777,458
Coca-Cola European Partners PLC	3,352,000	136,963
Colgate-Palmolive Co.	2,000,000	140,900
Costco Wholesale Corp.	2,459,500	396,176
CVS Health Corp.	6,500,000	445,445
Kraft Heinz Co.	4,456,900	344,652
Mondelez International, Inc.	2,461,700	101,988
Nestlé SA (ADR)	14,304,200	1,204,843
Procter & Gamble Co.	13,133,200	1,133,920
Sysco Corp.	6,000,000	333,720
Unilever NV	1,286,300	74,554
Walgreens Boots Alliance, Inc.	2,162,000	143,276
		6,233,895
Health care 12.49%
AbbVie Inc.	10,202,150	920,744
Aetna Inc.	9,544,038	1,622,773
AmerisourceBergen Corp.	177,200	13,636
AstraZeneca PLC (ADR)	4,482,867	154,659
Bristol-Myers Squibb Co.	12,946,100	798,257
Danaher Corp.	670,200	61,839
Eli Lilly and Co.	1,303,000	106,768
Gilead Sciences, Inc.	3,129,000	234,550
Humana Inc.	6,021,000	1,537,462
Johnson & Johnson	15,120,100	2,107,893
Medtronic PLC	5,561,700	447,828
Merck & Co., Inc.	31,166,500	1,716,962
Novo Nordisk A/S, Class B (ADR)	451,400	22,475
Pfizer Inc.	9,623,700	337,407

Washington Mutual Investors Fund — Page 2 of 5

unaudited

Common stocks Health care (continued)	Shares	Value (000)
ResMed Inc.	2,560,000	$215,501
Roche Holding AG (ADR)	6,624,500	191,547
UnitedHealth Group Inc.	7,986,900	1,679,006
		12,169,307
Financials 14.50%
Bank of America Corp.	13,013,000	356,426
Bank of New York Mellon Corp.	7,853,000	404,037
BlackRock, Inc.	1,605,000	755,682
Capital One Financial Corp.	10,208,000	940,973
Charles Schwab Corp.	1,617,900	72,547
Chubb Ltd.	8,898,500	1,342,072
Citigroup Inc.	5,500,000	404,250
CME Group Inc., Class A	11,562,636	1,586,047
Discover Financial Services	5,627,200	374,378
Goldman Sachs Group, Inc.	1,445,000	350,384
Huntington Bancshares Inc.	21,803,500	300,888
Invesco Ltd.	6,409,300	229,389
JPMorgan Chase & Co.	17,579,200	1,768,643
M&T Bank Corp.	3,900,000	650,403
Marsh & McLennan Companies, Inc.	17,146,599	1,387,674
Moody’s Corp.	494,200	70,379
PNC Financial Services Group, Inc.	9,231,800	1,262,818
S&P Global Inc.	1,909,600	298,795
Wells Fargo & Co.	27,932,100	1,568,108
		14,123,893
Information technology 17.81%
Accenture PLC, Class A	2,851,600	405,954
Alphabet Inc., Class A1	810,200	836,969
Alphabet Inc., Class C1	350,850	356,688
Amphenol Corp., Class A	8,700,500	756,944
Analog Devices, Inc.	6,193,300	565,448
Apple Inc.	8,174,000	1,381,733
ASML Holding NV (New York registered)	1,921,200	347,257
Broadcom Ltd.	4,675,499	1,233,911
Hewlett Packard Enterprise Co.	1,545,000	21,506
HP Inc.	3,340,800	71,994
Intel Corp.	57,744,900	2,626,816
Intuit Inc.	3,500,000	528,570
Jack Henry & Associates, Inc.	2,594,200	285,699
MasterCard Inc., Class A	2,529,100	376,254
Micro Focus International PLC, depository receipt1	212,168	7,411
Microsoft Corp.	72,168,500	6,002,976
Symantec Corp.	7,580,000	246,350
Texas Instruments Inc.	5,723,000	553,357
Visa Inc., Class A	6,046,400	664,983
Xilinx, Inc.	1,060,800	78,170
		17,348,990
Telecommunication services 2.46%
AT&T Inc.	12,300,000	413,895
Verizon Communications Inc.	41,428,400	1,983,178
		2,397,073

Washington Mutual Investors Fund — Page 3 of 5

unaudited

Common stocks Utilities 2.58%	Shares	Value (000)
CMS Energy Corp.	5,609,068	$271,311
Dominion Energy, Inc.	8,201,000	665,429
Duke Energy Corp.	900,000	79,479
Exelon Corp.	1,700,400	68,373
National Grid PLC (ADR)	2,693,566	164,442
PG&E Corp.	8,558,709	494,436
Pinnacle West Capital Corp.	1,500,000	131,565
Sempra Energy	5,460,500	641,609
		2,516,644
Real estate 0.56%
Simon Property Group, Inc. REIT	3,490,000	542,102
Miscellaneous 2.78%
Other common stocks in initial period of acquisition		2,705,579
Total common stocks (cost: $60,290,580,000)		94,627,373
Short-term securities 2.90%	Principal?amount (000)
Apple Inc. 1.16%–1.22% due 11/7/2017–1/3/20182	$120,300	120,161
Bank of New York Mellon Corp. 1.18%–1.21% due 11/20/2017–1/22/2018	100,000	99,817
CAFCO, LLC 1.24%–1.32% due 11/8/2017–12/11/20172	87,500	87,435
Chevron Corp. 1.22%–1.23% due 1/12/2018–1/16/20182	80,000	79,802
Ciesco LLC 1.30% due 12/27/20172	31,300	31,235
Cisco Systems, Inc. 1.18%–1.19% due 11/15/2017–12/12/20172	139,000	138,919
Coca-Cola Co. 1.26% due 1/18/20182	50,000	49,866
Eli Lilly and Co. 1.11% due 11/6/20172	74,500	74,486
Estée Lauder Companies Inc. 1.12% due 11/13/20172	25,000	24,989
ExxonMobil Corp. 1.10%–1.13% due 11/8/2017–11/21/2017	81,100	81,068
Fannie Mae 1.05% due 1/2/2018	50,000	49,907
Federal Home Loan Bank 1.00%–1.10% due 11/1/2017–1/12/2018	1,299,450	1,298,557
GE Capital Treasury Services (U.S.) LLC 1.21% due 12/13/2017	50,000	49,928
Merck & Co. Inc. 1.13% due 11/14/20172	67,600	67,571
Pfizer Inc. 1.10%–1.21% due 11/9/2017–11/16/20172	138,350	138,294
Procter & Gamble Co. 1.22% due 1/25/20182	15,700	15,655
Qualcomm Inc. 1.16%–1.21% due 11/14/2017–1/10/20182	81,100	80,959
U.S. Treasury Bills 1.03%–1.10% due 11/24/2017–2/22/2018	225,000	224,513
Wal-Mart Stores, Inc. 1.13%–1.14% due 11/13/2017–11/20/20172	106,000	105,949
Total short-term securities (cost: $2,819,119,000)		2,819,111
Total investment securities 100.05% (cost: $63,109,699,000)		97,446,484
Other assets less liabilities (0.05%)		(44,139)
Net assets 100.00%		$97,402,345

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $1,015,321,000, which represented 1.04% of the net assets of the fund.

Washington Mutual Investors Fund — Page 4 of 5

unaudited

Key to abbreviation
ADR = American Depositary Receipts

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-001-1217O-S60614	Washington Mutual Investors Fund — Page 5 of 5

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASHINGTON MUTUAL INVESTORS FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: December 29, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: December 29, 2017